Stock-Based Compensation - Schedule of Stock Options Outstanding and Vested and Exercisable (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	3,417,752	3,570,566	3,334,530
Weighted Average Remaining Contractual Life (Years)	6 years 6 months 29 days	6 years 2 months 5 days
Weighted Average Exercise Price per Share	$ 9.07	$ 6.45	$ 3.48
Number of Options Exercisable	1,447,639	1,722,605
$0.15 - $0.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 0.15
Exercise price, upper limit		$ 0.18
Number of Options Outstanding		511,995
Weighted Average Remaining Contractual Life (Years)		3 years 10 months 2 days
Weighted Average Exercise Price per Share		$ 0.15
Number of Options Exercisable		511,995
Weighted Average Exercise Price Per Share, Exercisable		$ 0.15
$1.32 - $1.47
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 1.32
Exercise price, upper limit		$ 1.47
Number of Options Outstanding		144,552
Weighted Average Remaining Contractual Life (Years)		4 years 10 months 24 days
Weighted Average Exercise Price per Share		$ 1.37
Number of Options Exercisable		144,552
Weighted Average Exercise Price Per Share, Exercisable		$ 1.37
$3.54
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 3.54
Number of Options Outstanding		209,388
Weighted Average Remaining Contractual Life (Years)		6 years 11 months 9 days
Weighted Average Exercise Price per Share		$ 3.54
Number of Options Exercisable		189,842
Weighted Average Exercise Price Per Share, Exercisable		$ 3.54
$4.29 - $4.59
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 4.29
Exercise price, upper limit		$ 4.59
Number of Options Outstanding		1,207,132
Weighted Average Remaining Contractual Life (Years)		8 years 3 months 11 days
Weighted Average Exercise Price per Share		$ 4.33
Number of Options Exercisable		648,064
Weighted Average Exercise Price Per Share, Exercisable		$ 4.32
$5.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 5.55
Number of Options Outstanding		528,133
Weighted Average Remaining Contractual Life (Years)		8 years 9 months 11 days
Weighted Average Exercise Price per Share		$ 5.55
Number of Options Exercisable		133,245
Weighted Average Exercise Price Per Share, Exercisable		$ 5.55
$6.81 - $9.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 6.81
Exercise price, upper limit		$ 9.42
Number of Options Outstanding		202,813
Weighted Average Remaining Contractual Life (Years)		9 years 1 month 28 days
Weighted Average Exercise Price per Share		$ 7.62
Number of Options Exercisable		52,413
Weighted Average Exercise Price Per Share, Exercisable		$ 6.89
$12.15 - $13.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 12.15
Exercise price, upper limit		$ 13.32
Number of Options Outstanding		167,893
Weighted Average Remaining Contractual Life (Years)		9 years 4 months 21 days
Weighted Average Exercise Price per Share		$ 12.74
Number of Options Exercisable		12,250
Weighted Average Exercise Price Per Share, Exercisable		$ 13.32
$13.33 - $22.44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 13.33
Exercise price, upper limit		$ 22.44
Number of Options Outstanding		598,660
Weighted Average Remaining Contractual Life (Years)		9 years 7 months 21 days
Weighted Average Exercise Price per Share		$ 16.97
Number of Options Exercisable		30,244
Weighted Average Exercise Price Per Share, Exercisable		$ 16.62